Earnings per Share (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of Earnings Per Share Text Block [Abstract]
Schedule of loss after income tax
	Consolidated
	2022	2021	2020	2022
	AUD$	AUD$	AUD$	$

Loss after income tax attributable to the owners of Mobilicom Limited	(341,469)	(2,704,845)	(2,781,899)	(231,976)

Schedule of weighted average number of ordinary shares
	Number	Number	Number	Number

Weighted average number of ordinary shares used in calculating basic earnings per share	664,158,704	297,914,797	257,936,715	664,158,704

Weighted average number of ordinary shares used in calculating diluted earnings per share	664,158,704	297,914,797	257,936,715	664,158,704

Schedule of earnings per share
	AUD$ Cents	AUD$ Cents	AUD$ Cents	$ Cents

Basic earnings per share	(0.05)	(0.91)	(1.08)	(0.03)
Diluted earnings per share	(0.05)	(0.91)	(1.08)	(0.03)